PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2025	2024
Land and land improvements	$45,786	$47,670
Buildings	176,283	167,013
Furniture and fixtures	82,701	77,363
Leasehold improvements	32,747	31,953
Construction in progress	14,007	9,532
	351,524	333,531

Less: Accumulated depreciation and amortization	146,764	135,566
Total	$204,760	$197,965